USAA                       USAA TAX EXEMPT FUND, INC.
EAGLE               LONG-TERM FUND, INTERMEDIATE-TERM FUND,
LOGO                          SHORT-TERM FUND, AND
                          TAX EXEMPT MONEY MARKET FUND

                         SUPPLEMENT DATED JANUARY 3, 2000
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 1999

Effective January 1, 2000, David G. Peebles and Michael F. Reimherr will replace John W. Saunders, Jr., and Howard L. Freeman, Jr., respectively as Directors. Messrs. Saunders and Freeman retired from the Board of Directors on December 31, 1999. Mr. Saunders will remain a director and executive officer of USAA Investment Management Company until January 31, 2000, when he will retire from his position of Senior Vice President, Fixed Income Investments. Additionally, Kenneth E. Willmann has been elected as a Vice President of the Company. As a result of these actions, the paragraphs under the caption "Directors and Officers of the Company" have been changed as follows:

David G. Peebles 1, 2, 4
Director and Vice President
Age: 60

Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments, IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of each of the remaining Funds within the USAA Family of Funds; Director of IMCO; Senior Vice President of USAA Shareholder Account Services; and Vice President of USAA Life Investment Trust.

Michael F. Reimherr 3, 4, 5
128 East Arrowhead
San Antonio, Texas 78228
Age: 53

President of Reimherr Business Consulting (5/95-present); President of Twang Candy Company (5/91-5/94). Mr. Reimherr serves as a Director/Trustee of each of the remaining Funds within the USAA Family of Funds.

Kenneth E. Willmann 1
Vice President
Age: 53

Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of each of the remaining Funds within the USAA Family of Funds; Director of IMCO; and Vice President of USAA Life Investment Trust.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                     35400-0100

USAA                       USAA TAX EXEMPT FUND, INC.
EAGLE                       CALIFORNIA BOND FUND AND
LOGO                      CALIFORNIA MONEY MARKET FUND

                         SUPPLEMENT DATED JANUARY 3, 2000
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 1999

Effective January 1, 2000, David G. Peebles and Michael F. Reimherr will replace John W. Saunders, Jr., and Howard L. Freeman, Jr., respectively as Directors. Messrs. Saunders and Freeman retired from the Board of Directors on December 31, 1999. Mr. Saunders will remain a director and executive officer of USAA Investment Management Company until January 31, 2000, when he will retire from his position of Senior Vice President, Fixed Income Investments. Additionally, Kenneth E. Willmann has been elected as a Vice President of the Company. As a result of these actions, the paragraphs under the caption "Directors and Officers of the Company" have been changed as follows:

David G. Peebles 1, 2, 4
Director and Vice President
Age: 60

Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments, IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of each of the remaining Funds within the USAA Family of Funds; Director of IMCO; Senior Vice President of USAA Shareholder Account Services; and Vice President of USAA Life Investment Trust.

Michael F. Reimherr 3, 4, 5
128 East Arrowhead
San Antonio, Texas 78228
Age: 53

President of Reimherr Business Consulting (5/95-present); President of Twang Candy Company (5/91-5/94). Mr. Reimherr serves as a Director/Trustee of each of the remaining Funds within the USAA Family of Funds.

Kenneth E. Willmann 1
Vice President
Age: 53

Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of each of the remaining Funds within the USAA Family of Funds; Director of IMCO; and Vice President of USAA Life Investment Trust.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     35401-0100

USAA                       USAA TAX EXEMPT FUND, INC.
EAGLE                        NEW YORK BOND FUND AND
LOGO                       NEW YORK MONEY MARKET FUND

                         SUPPLEMENT DATED JANUARY 3, 2000
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 1999

Effective January 1, 2000, David G. Peebles and Michael F. Reimherr will replace John W. Saunders, Jr., and Howard L. Freeman, Jr., respectively as Directors. Messrs. Saunders and Freeman retired from the Board of Directors on December 31, 1999. Mr. Saunders will remain a director and executive officer of USAA Investment Management Company until January 31, 2000, when he will retire from his position of Senior Vice President, Fixed Income Investments. Additionally, Kenneth E. Willmann has been elected as a Vice President of the Company. As a result of these actions, the paragraphs under the caption "Directors and Officers of the Company" have been changed as follows:

David G. Peebles 1, 2, 4
Director and Vice President
Age: 60

Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments, IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of each of the remaining Funds within the USAA Family of Funds; Director of IMCO; Senior Vice President of USAA Shareholder Account Services; and Vice President of USAA Life Investment Trust.

Michael F. Reimherr 3, 4, 5
128 East Arrowhead
San Antonio, Texas 78228
Age: 53

President of Reimherr Business Consulting (5/95-present); President of Twang Candy Company (5/91-5/94). Mr. Reimherr serves as a Director/Trustee of each of the remaining Funds within the USAA Family of Funds.

Kenneth E. Willmann 1
Vice President
Age: 53

Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of each of the remaining Funds within the USAA Family of Funds; Director of IMCO; and Vice President of USAA Life Investment Trust.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                     35402-0100

USAA                      USAA TAX EXEMPT FUND, INC.
EAGLE                        VIRGINIA BOND FUND AND
LOGO                       VIRGINIA MONEY MARKET FUND

                         SUPPLEMENT DATED JANUARY 3, 2000
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 1999

Effective January 1, 2000, David G. Peebles and Michael F. Reimherr will replace John W. Saunders, Jr., and Howard L. Freeman, Jr., respectively as Directors. Messrs. Saunders and Freeman retired from the Board of Directors on December 31, 1999. Mr. Saunders will remain a director and executive officer of USAA Investment Management Company until January 31, 2000, when he will retire from his position of Senior Vice President, Fixed Income Investments. Additionally, Kenneth E. Willmann has been elected as a Vice President of the Company. As a result of these actions, the paragraphs under the caption "Directors and Officers of the Company" have been changed as follows:

David G. Peebles 1, 2, 4
Director and Vice President
Age: 60

Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments, IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of each of the remaining Funds within the USAA Family of Funds; Director of IMCO; Senior Vice President of USAA Shareholder Account Services; and Vice President of USAA Life Investment Trust.

Michael F. Reimherr 3, 4, 5
128 East Arrowhead
San Antonio, Texas 78228
Age: 53

President of Reimherr Business Consulting (5/95-present); President of Twang Candy Company (5/91-5/94). Mr. Reimherr serves as a Director/Trustee of each of the remaining Funds within the USAA Family of Funds.

Kenneth E. Willmann 1
Vice President
Age: 53

Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of each of the remaining Funds within the USAA Family of Funds; Director of IMCO; and Vice President of USAA Life Investment Trust.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                     35403-0100